Stock-Based Compensation and Benefit Plans	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation and Benefit Plans

11. Stock-Based Compensation and Benefit Plans

Stock Options and Performance Awards

On February 9, 2010, the Board of Directors adopted the 2010 Equity Incentive Plan (the “2010 EIP”), which was approved by the shareholders of the Company. Participants in the plan include the Company’s employees, officers, directors, consultants, or independent contractors. On February 12, 2014, the Board of Directors approved the assumption of the 2010 EIP as part of the Merger; however, it was agreed that no new grants would be made under the 2010 EIP. On February 12, 2014, the Board of Directors also adopted the 2014 Stock Incentive Plan (the “2014 SIP”). On June 2, 2016, the Board of Directors adopted the 2016 Stock Incentive Plan (the “2016 SIP”), which was approved by the shareholders of the Company.

Pursuant to the 2016 SIP, the Company’s Chief Executive Officer may, on a discretionary basis and without committee review or approval, grant non-qualified (non-statutory) stock options for up to 6,667 common shares to new employees of the Company who are not officers of the Company during each fiscal year. Incentives under the plan may be granted in one or a combination of the following forms: (a) incentive stock options and non-statutory stock options; (b) stock appreciation rights (“SARs”); (c) stock awards; (d) restricted stock; (e) restricted stock units; and (f) performance shares. Eligible participants include officers and employees of the company, members of the Board of Directors, and consultants or other independent contractors. No person is eligible to receive grants of stock options and SARs under the 2014 SIP that exceed, in the aggregate, 26,667 shares of common stock in any one year. The term of each stock option shall be determined by the board or committee, but shall not exceed ten years. Vested stock options may be exercised in whole or part by the holder giving notice to the Company. Options under the plan may provide for the holder of the option to make payment of the exercise price by surrender of shares equal in value to the exercise price. Options granted to employees generally vest over two to three years. Stock awards granted to non-employee directors generally vest 50% on the grant date and 50% on the first anniversary of the date of the grant. Options expire five years from the date of grant.

The following is a summary of shares issuable pursuant to options granted as of December 31, 2016:

	Maximum	Outstanding	Exercisable
2010 EIP	45,000	7,523	7,523
2014 SIP	101,442	58,662	37,334
2016 SIP	600,000	55,206	18,408
Issued outside of plans	—	216,455	158,460
Shares issuable pursuant to options granted		337,846	221,725

The following is a summary of stock option activity for the years ended December 31, 2016 and 2015:

			Weighted
	Number of		Remaining
	Shares Issuable	Weighted Avg.	Contractual	Intrinsic
	Under Options	Exercise Price	Life (Years)	Value
				(In thousands)
Balance, December 31, 2014	180,346	$30.15	4.05	$62
Granted	115,150	13.80
Exercised	—	—
Forfeited or Expired	(45,545)	26.40
Balance, December 31, 2015	249,951	19.80	3.95	—
Granted	163,813	6.36
Exercised	—	—
Forfeited or Expired	(75,918)	13.82
Balance, December 31, 2016	337,846	14.66	3.52	29
Exercisable at December 31, 2016	221,725	18.03	3.21	$10

Information with respect to stock options outstanding and exercisable as of December 31, 2016 is as follows:

	Options Outstanding				Options Exercisable
Range of Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Aggregate Intrinsic Value	Number Exercisable	Weighted Average Exercise Price	Aggregate Intrinsic Value
				(In thousands)			(In thousands)
$4.10 - $6.61	90,583	4.14	$5.76	$29	31,158	$5.77	$10
$6.62 - $10.49	47,873	4.45	7.86	—	18,479	8.12	—
$10.50 - $20.25	73,657	3.54	12.82	—	50,244	12.83	—
$22.50 to $60.00	125,733	2.71	24.74	—	121,844	24.81	—
	337,846	3.52	$14.66	$29	221,725	$18.03	$10

The Company has also adopted a performance bonus plan (the “Performance Bonus Plan”), which is intended to provide incentive for associates to establish quarterly goals and objectives as defined by management and achieve those goals and objectives above the established criteria. Shares issued pursuant to the Performance Bonus Plan to date have been issued under the 2014 SIP and 2016 SIP. The Company issued 32,847 and 4,803 shares to associates pursuant to the Performance Bonus Plan during the years ended December 31, 2016 and 2015, respectively.

The Company utilizes the Black-Scholes option pricing model when determining the compensation cost associated with stock options issued using the following significant assumptions:

Stock price:	Published trading market values of the Company’s common stock as of the grant date of the stock options.

Exercise price:	The stated exercise price of the stock option.

Expected term:	The Company’s assumption of the term of the stock options based on historical exercise data.

Expected dividend:	The rate of dividends that the Company expects to pay over the term of the stock options.

Volatility:	For periods prior to the Company’s public offering, volatility is estimated based on the volatility of comparable peer companies that are publicly traded, and for later periods the Company includes its actual common stock trading history.

Risk-free interest rate:	The daily United States Treasury yield curve rate.

The fair value of the stock options issued was determined using the Black-Scholes option pricing model and the following assumptions for the periods presented:

Year Ended
	December 31, 2016	December 31, 2015

Stock price	$4.10 to $7.85	$8.25 to $20.25
Exercise price	$4.10 to $7.85	$8.25 to $20.25
Expected term	3 Years	2 to 3 Years
Expected dividend	0%	0%
Volatility	61% to 91%	26% to 48%
Risk-free interest rate	0.71% to 1.54%	0.22% to 1.08%

The Company estimates forfeitures when recognizing compensation expense and this estimate of forfeitures is adjusted over the requisite service period based on the extent to which actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures are recognized through a cumulative catch-up adjustment, which is recognized in the period of change, and impacts the amount of unamortized compensation expense to be recognized in future periods.

Compensation expense recognized for the issuance of warrants, stock options, restricted stock grants and stock bonuses for the periods presented was as follows:

	Year Ended
(In thousands)	December 31, 2016	December 31, 2015
Stock-based compensation costs included in:
Cost of revenue	$135	$55
Sales and marketing expenses	163	91
Research and development expenses	108	105
General and administrative expenses	217	192
Total stock-based compensation expense	$623	$443

As of December 31, 2016, the total compensation cost related to unvested options awards not yet recognized was approximately $231,000, which will be recognized over a weighted-average period of 1.24 years.

2014 Associate Stock Purchase Plan

In September 2014 and August 2015, the Company’s Board of Directors and stockholders, respectively, approved the 2014 Associate Stock Purchase Plan, under which 33,334 shares were reserved for purchase by the Company’s associates (employees). In December 2016, the Board of Directors of the Company approved the reservation of an additional 150,000 shares. The purchase price of the shares under the plan is the lesser of 85% of the fair market value on the first or last day of the offering period. Offering periods are every six months ending on June 30 and December 31. Associates may designate up to ten percent of their compensation for the purchase of shares under the plan. As of December 31, 2016, there are 149,346 shares available for purchase remaining in the plan.